Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax provision:
Income tax provision	$ 5,054	$ 593	$ 12,731	$ 818
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Income before income taxes	$ 76,265	$ 69,114	$ 146,847	$ 90,185
Atlas Sand Company LLC [Member]
Current income tax provision:
Federal					$ 0	$ 0	$ 0
State					1,858	471	(294)
Total current income tax provision (benefit)					1,858	471	(294)
Deferred income tax provision:
Federal					0	0	0
State					(2)	360	666
Total deferred income tax provision (benefit)					(2)	360	666
Income tax provision					1,856	831	372
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Income before income taxes					218,862	5,089	(34,070)
Income tax expense at the federal statutory rate					0	0	0
State income tax expense					$ 1,856	$ 831	$ 372
Effective tax rate					0.80%	16.30%	(1.10%)